Investment in Qualified Affordable Housing Investment in Qualified Affordable Housing (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Equity Method Investments [Table Text Block]
The table below details the balances of Park’s affordable housing tax credit investments and related unfunded commitments as of December 31, 2017 and 2016.

(In thousands)	December 31, 2017	December 31, 2016
Affordable housing tax credit investments	$49,669	$52,947
Unfunded commitments	14,282	14,282